NONVESTED SHARES (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2008 Performance-based plan item	Oct. 31, 2008 Performance-based plan Nonvested shares	Dec. 31, 2013 Share Plan Nonvested shares October 23, 2008 (the Vesting Starting Date)	Dec. 31, 2013 Share Plan Nonvested shares First anniversary of the Vesting Starting Date	Dec. 31, 2013 Share Plan Nonvested shares Every thirty days after first anniversary of the Vesting Starting Date	Dec. 31, 2013 2008 Plan Nonvested shares	Dec. 31, 2011 2008 Plan Nonvested shares	Dec. 31, 2013 2008 Plan Nonvested shares Minimum	Dec. 31, 2013 2008 Plan Nonvested shares Maximum
Nonvested shares
Number of founding shareholders entered into an arrangement with the investors	3
Number of founding shareholders	5
Ordinary shares subject to transfer restrictions	24,633,333
Vesting period		4 years					4 years	2 years	4 years
Vesting percentage			20.00%	20.00%	2.77%
Shares granted						711,571	1,820,010